Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related party transactions
Amounts due from related parties	¥ 7,764	¥ 5,815		$ 1,190
Amounts due to related parties	2,404	2,620		$ 368
Yicai
Related party transactions
Amounts due from related parties	360
Amounts due to related parties	2,060	2,620
Yicai | Provision of service
Related party transactions
Amount of transaction entered with related parties	528	2,717
Yicai | Provision of rental service
Related party transactions
Amount of transaction entered with related parties	¥ 340	377
Medical Cosmetology Group | Provision of service
Related party transactions
Amount of transaction entered with related parties			¥ 1,148
Medical Cosmetology Group | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties			2,000
Medical Cosmetology Group | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties		1,314	2,000
Chengdu Zhisu
Related party transactions
Amounts due from related parties		5,099
Loan, interest rate (as a percent)	5.00%			5.00%
Chengdu Zhisu | Provision of service
Related party transactions
Amount of transaction entered with related parties	¥ 4,027	3,052	60
Chengdu Zhisu | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties		5,000
Chengdu Zhisu | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties	5,000
Xingying
Related party transactions
Amounts due to related parties	126
Xingying | Provision of service
Related party transactions
Amount of transaction entered with related parties	1,127	989	50
Beijing Mevos
Related party transactions
Amounts due from related parties		103
Beijing Mevos | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	1,472	2,051	¥ 708
Beijing Sharing New Medical Technology Co., Ltd
Related party transactions
Amounts due from related parties	¥ 7,404
Loan, interest rate (as a percent)	4.35%			4.35%
Beijing Sharing New Medical Technology Co., Ltd | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties	¥ 16,889
Beijing Sharing New Medical Technology Co., Ltd | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties	9,718
Zhang Haipeng
Related party transactions
Cash consideration		1,300
Advertising expense	613
Zhang Haipeng | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	613	¥ 613
Zhisu Limited
Related party transactions
Amounts due to related parties	¥ 168